ACQUISITIONS (Details) - Name of Property [Domain] - USD ($)								3 Months Ended										12 Months Ended
		May. 14, 2015	May. 05, 2015	Dec. 11, 2014	Dec. 02, 2014	Sep. 30, 2014	Sep. 16, 2014	Dec. 31, 2014		Sep. 30, 2014 [1]	Jun. 30, 2014 [1]	Mar. 31, 2014 [1]	Dec. 31, 2013		Sep. 30, 2013 [2]	Jun. 30, 2013 [2]	Mar. 31, 2013 [2]	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May. 12, 2015	May. 14, 2014	Dec. 31, 2011
Business Acquisition [Line Items]
Affiliate								$ 29,993,000	[1]	$ 17,060,000	$ 10,168,000	$ 2,182,000	$ 2,555,000	[2]	$ 2,417,000	$ 2,106,000	$ 1,435,000	$ 59,403,000	$ 5,073,000	$ 0
Cash and cash equivalents								14,165,000					75,000					14,165,000	75,000
Maturities of marketable securities																		1,683,708,000
Proceeds from revolving credit facility																		275,100,000
Repayment of term loan				$ 30,000,000		$ 30,000,000												65,100,000
Business Acquisition, Transaction Costs								1,100,000										1,100,000
Accounts receivable - affiliates								0										0
Prepaid expenses and other current assets								397,000					101,000					397,000	101,000
Total current assets								26,192,000					176,000					26,192,000	176,000
Property, plant and equipment, net								146,867,000					101,854,000					146,867,000	101,854,000
Marketable securities								234,930,000										234,930,000
Other assets, net								2,152,000										2,152,000
Total assets								410,141,000					102,030,000					410,141,000	102,030,000
Accounts payable and accrued liabilities								1,498,000					3,661,000					1,498,000	3,661,000
Accounts payable- affiliates								0										0
Total current liabilities								4,721,000										4,721,000
Total Liabilities								514,721,000					3,661,000					514,721,000	3,661,000
Long-term debt								510,000,000										510,000,000
Other long-term liabilities								0										0
Net investment - Predecessor								15,713,000					98,369,000					15,713,000	98,369,000
Partners' Capital								(104,580,000)					98,369,000					(104,580,000)	98,369,000	54,544,000			$ 31,405,000
Liabilities and Equity								410,141,000					102,030,000					410,141,000	102,030,000
Third-party																		0	3,440,000	7,300,000
Total revenues																		59,403,000	8,513,000	7,300,000
Operating and maintenance expenses																		26,215,000	17,405,000	10,791,000
General and administrative expenses																		8,201,000	2,452,000	1,300,000
Depreciation and amortization																		4,473,000	3,071,000	1,624,000
Total costs and expenses																		38,889,000	22,928,000	13,715,000
Income (loss) from operations								16,022,000	[1]	5,942,000	2,874,000	(4,324,000)	(4,278,000)	[2]	(3,264,000)	(3,583,000)	(3,290,000)	20,514,000	(14,415,000)	(6,415,000)
Interest expense, net																		(2,307,000)	13,000	0
Amortization of loan fees																		(365,000)	0	0
Net Income (loss)								14,533,000	[1]	5,115,000	2,516,000	(4,322,000)	(4,265,000)	[2]	$ (3,264,000)	$ (3,583,000)	$ (3,290,000)	17,842,000	(14,402,000)	(6,415,000)
Less: Net loss attributable to Predecessor																		(12,122,000)	(14,402,000)	(6,415,000)
Limited partners' interest in net income attributable to the Partnership								15,239,000	[1]	$ 9,308,000	$ 5,417,000	$ 0						29,964,000	0	0
Toledo Storage Facility [Member]
Business Acquisition [Line Items]
Maturities of marketable securities				30,000,000
Entities Under Common Control, Assets Received, Value				54,426,000
Delaware City West Heavy Crude Unloading Rack [Member]
Business Acquisition [Line Items]
Maturities of marketable securities						30,000,000
Entities Under Common Control, Assets Received, Value						39,279,000
Toledo Storage Facility [Member]
Business Acquisition [Line Items]
Affiliate																		0	0	0
Cash and cash equivalents													0						0
Prepaid expenses and other current assets													0						0
Total current assets													0						0
Property, plant and equipment, net													38,053,000						38,053,000
Total assets													38,053,000						38,053,000
Accounts payable and accrued liabilities													696,000						696,000
Total Liabilities													696,000						696,000
Net investment - Predecessor													37,357,000						37,357,000
Liabilities and Equity													38,053,000						38,053,000
Third-party																			0	0
Total revenues																		0	0	0
Operating and maintenance expenses																		8,349,000	7,887,000	7,537,000
General and administrative expenses																		128,000	112,000	96,000
Depreciation and amortization																		1,653,000	1,334,000	944,000
Total costs and expenses																		10,130,000	9,333,000	8,577,000
Income (loss) from operations																		(10,130,000)	(9,333,000)	(8,577,000)
Interest expense, net																		0	0	0
Amortization of loan fees																		0	0	0
Net Income (loss)																		(10,130,000)	(9,333,000)	(8,577,000)
Less: Net loss attributable to Predecessor																		(10,130,000)	(9,333,000)	(8,577,000)
Limited partners' interest in net income attributable to the Partnership																		0	0	0
PBF Logistics LP [Member]
Business Acquisition [Line Items]
Affiliate	[3]																	49,830,000
Cash and cash equivalents								14,165,000										14,165,000
Prepaid expenses and other current assets								295,000										295,000
Total current assets								26,090,000										26,090,000
Property, plant and equipment, net								130,779,000										130,779,000
Marketable securities								234,930,000										234,930,000
Other assets, net								2,152,000										2,152,000
Total assets								393,951,000										393,951,000
Accounts payable and accrued liabilities								1,021,000										1,021,000
Total current liabilities								4,244,000										4,244,000
Total Liabilities								514,244,000										514,244,000
Long-term debt								510,000,000										510,000,000
Other long-term liabilities								0										0
Partners' Capital								(120,293,000)										(120,293,000)
Liabilities and Equity								393,951,000										393,951,000
Third-party	[3]																	0
Total revenues	[3]																	49,830,000
Operating and maintenance expenses	[3]																	11,710,000
General and administrative expenses	[3]																	7,527,000
Depreciation and amortization	[3]																	1,815,000
Total costs and expenses	[3]																	21,052,000
Income (loss) from operations	[3]																	28,778,000
Interest expense, net	[3]																	(2,312,000)
Amortization of loan fees	[3]																	(365,000)
Net Income (loss)	[3]																	26,101,000
Less: Net loss attributable to Predecessor	[3]																	(3,863,000)
Limited partners' interest in net income attributable to the Partnership	[3]																	29,964,000
Delaware City Products Pipeline and Truck Rack [Member]
Business Acquisition [Line Items]
Affiliate																		9,573,000	5,073,000	0
Cash and cash equivalents								0					75,000					0	75,000
Prepaid expenses and other current assets								102,000					101,000					102,000	101,000
Total current assets								102,000					176,000					102,000	176,000
Property, plant and equipment, net								16,088,000					16,228,000					16,088,000	16,228,000
Marketable securities								0										0
Other assets, net								0										0
Total assets								16,190,000					16,404,000					16,190,000	16,404,000
Accounts payable and accrued liabilities								477,000					437,000					477,000	437,000
Total current liabilities								477,000										477,000
Total Liabilities								477,000					437,000					477,000	437,000
Long-term debt								0										0
Other long-term liabilities								0										0
Net investment - Predecessor								15,713,000					15,967,000					15,713,000	15,967,000
Partners' Capital								15,713,000										15,713,000
Liabilities and Equity								16,190,000					16,404,000					16,190,000	16,404,000
Third-party																		0	3,440,000	7,300,000
Total revenues																		9,573,000	8,513,000	7,300,000
Operating and maintenance expenses																		3,851,000	3,494,000	3,233,000
General and administrative expenses																		435,000	428,000	635,000
Depreciation and amortization																		742,000	705,000	680,000
Total costs and expenses																		5,028,000	4,627,000	4,548,000
Income (loss) from operations																		4,545,000	3,886,000	2,752,000
Interest expense, net																		5,000	13,000	0
Amortization of loan fees																		0	0	0
Net Income (loss)																		4,550,000	3,899,000	2,752,000
Less: Net loss attributable to Predecessor																		4,550,000	3,899,000	2,752,000
Limited partners' interest in net income attributable to the Partnership																		0	0	0
Delaware City West Heavy Crude Unloading Rack [Member]
Business Acquisition [Line Items]
Affiliate																		0	0	0
Cash and cash equivalents													0						0
Prepaid expenses and other current assets													0						0
Total current assets													0						0
Property, plant and equipment, net													17,577,000						17,577,000
Total assets													17,577,000						17,577,000
Accounts payable and accrued liabilities													2,029,000						2,029,000
Total Liabilities													2,029,000						2,029,000
Net investment - Predecessor													15,548,000						15,548,000
Liabilities and Equity													17,577,000						17,577,000
Third-party																		0	0	0
Total revenues																		0	0	0
Operating and maintenance expenses																		2,305,000	0	0
General and administrative expenses																		111,000	78,000	0
Depreciation and amortization																		263,000	0	0
Total costs and expenses																		2,679,000	78,000	0
Income (loss) from operations																		(2,679,000)	(78,000)	0
Interest expense, net																		0	0	0
Amortization of loan fees																		0	0	0
Net Income (loss)																		(2,679,000)	(78,000)	0
Less: Net loss attributable to Predecessor																		(2,679,000)	(78,000)	0
Limited partners' interest in net income attributable to the Partnership																		0	0	0
Subordinated Units [Member]
Business Acquisition [Line Items]
Partners' Capital								(288,875,000)										(288,875,000)
Subordinated Units [Member] | PBF LLC [Member]
Business Acquisition [Line Items]
Partners' Capital								(288,875,000)										(288,875,000)
Limited Partner, Public [Member]
Business Acquisition [Line Items]
Limited partner interest, percentage																						49.80%
Limited Partner, Public [Member] | Common Units [Member]
Business Acquisition [Line Items]
Partners' Capital								336,369,000					0					336,369,000	0	0			0
Less: Net loss attributable to Predecessor																		0
Limited partners' interest in net income attributable to the Partnership																		14,740,000
Limited Partner, Public [Member] | Common Units [Member] | PBF LLC [Member]
Business Acquisition [Line Items]
Partners' Capital								$ 336,369,000										$ 336,369,000
Limited Partner, Affiliate [Member] | PBF LLC [Member]
Business Acquisition [Line Items]
Limited partner interest, percentage								52.10%										52.10%
Limited Partner, Affiliate [Member] | Common Units [Member]
Business Acquisition [Line Items]
Partners' Capital								$ (167,787,000)										$ (167,787,000)
Limited Partner, Affiliate [Member] | Common Units [Member] | PBF LLC [Member]
Business Acquisition [Line Items]
Units owned								1,284,524										1,284,524
Partners' Capital								$ (167,787,000)					0					$ (167,787,000)	0	0			0
Less: Net loss attributable to Predecessor																		0
Limited partners' interest in net income attributable to the Partnership																		$ 415,000
Limited Partner, Affiliate [Member] | Subordinated Units [Member] | PBF LLC [Member]
Business Acquisition [Line Items]
Units owned								15,886,553										15,886,553
Partners' Capital								$ (288,875,000)					0					$ (288,875,000)	0	0			0
Less: Net loss attributable to Predecessor																		0
Limited partners' interest in net income attributable to the Partnership																		14,809,000
Predecessor [Member]
Business Acquisition [Line Items]
Affiliate																			5,073,000	0
Cash and cash equivalents													75,000						75,000	24,000			15,000
Maturities of marketable securities																			0	0
Proceeds from revolving credit facility																			0	0
Repayment of term loan																			0	0
Prepaid expenses and other current assets													101,000						101,000
Total current assets													176,000						176,000
Property, plant and equipment, net													101,854,000						101,854,000
Marketable securities													0						0
Other assets, net													0						0
Total assets													102,030,000						102,030,000
Accounts payable and accrued liabilities													3,661,000						3,661,000
Total current liabilities													3,661,000						3,661,000
Total Liabilities													3,661,000						3,661,000
Long-term debt													0						0
Other long-term liabilities													0						0
Net investment - Predecessor													98,369,000						98,369,000
Partners' Capital								15,713,000					98,369,000					15,713,000	98,369,000	54,544,000			$ 31,405,000
Liabilities and Equity													102,030,000						102,030,000
Third-party																			3,440,000	7,300,000
Total revenues																			8,513,000	7,300,000
Operating and maintenance expenses																			17,405,000	10,791,000
General and administrative expenses																			2,452,000	1,300,000
Depreciation and amortization																			3,071,000	1,624,000
Total costs and expenses																			22,928,000	13,715,000
Income (loss) from operations																			(14,415,000)	(6,415,000)
Interest expense, net																			13,000	0
Amortization of loan fees																			0	0
Net Income (loss)																			(14,402,000)	(6,415,000)
Less: Net loss attributable to Predecessor																		(12,122,000)
Limited partners' interest in net income attributable to the Partnership																		0
Predecessor [Member] | PBF Logistics LP [Member]
Business Acquisition [Line Items]
Affiliate																			0	0
Cash and cash equivalents													0						0
Prepaid expenses and other current assets													0						0
Total current assets													0						0
Property, plant and equipment, net													29,996,000						29,996,000
Total assets													29,996,000						29,996,000
Accounts payable and accrued liabilities													499,000						499,000
Total Liabilities													499,000						499,000
Net investment - Predecessor													29,497,000						29,497,000
Liabilities and Equity													$ 29,996,000						29,996,000
Third-party																			0	0
Total revenues																			0	0
Operating and maintenance expenses																			6,024,000	21,000
General and administrative expenses																			1,834,000	569,000
Depreciation and amortization																			1,032,000	0
Total costs and expenses																			8,890,000	590,000
Income (loss) from operations																			(8,890,000)	(590,000)
Interest expense, net																			0	0
Amortization of loan fees																			0	0
Net Income (loss)																			(8,890,000)	(590,000)
Less: Net loss attributable to Predecessor																			(8,890,000)	(590,000)
Limited partners' interest in net income attributable to the Partnership																			$ 0	$ 0
PBF LLC [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned								$ 30,000,000										$ 30,000,000
PBF LLC [Member] | Toledo Storage Facility [Member]
Business Acquisition [Line Items]
Proceeds from revolving credit facility				105,000,000
Business Combination, Consideration Transferred					$ 150,000,000
Payments to Acquire Businesses, Gross					135,000,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned					$ 15,000,000
PBF LLC [Member] | Delaware City West Heavy Crude Unloading Rack [Member]
Business Acquisition [Line Items]
Proceeds from revolving credit facility						105,000,000
Business Combination, Consideration Transferred							$ 150,000,000
Payments to Acquire Businesses, Gross							135,000,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned							$ 15,000,000
PBF LLC [Member] | Limited Partner, Affiliate [Member]
Business Acquisition [Line Items]
Limited partner interest, percentage								53.80%										53.80%				50.20%
PBF LLC [Member] | Limited Partner [Member] | Common Units [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares																		1,210,471
Units owned								2,572,944										2,572,944				74,053
PBF LLC [Member] | Limited Partner [Member] | Common Units [Member] | Toledo Storage Facility [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares					620,935
PBF LLC [Member] | Limited Partner [Member] | Common Units [Member] | Delaware City West Heavy Crude Unloading Rack [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares							589,536
PBF LLC [Member] | Limited Partner [Member] | Subordinated Units [Member]
Business Acquisition [Line Items]
Units owned								15,886,553										15,886,553				15,886,553
Term Loan [Member]
Business Acquisition [Line Items]
Proceeds from revolving credit facility				$ 30,000,000		$ 30,000,000
Subsequent Event [Member]
Business Acquisition [Line Items]
Repayment of term loan			$ 700,000
Subsequent Event [Member] | Delaware City Products Pipeline and Truck Rack [Member]
Business Acquisition [Line Items]
Maturities of marketable securities			700,000
Entities Under Common Control, Assets Received, Value		$ 15,975,000
Subsequent Event [Member] | PBF LLC [Member] | Delaware City Products Pipeline and Truck Rack [Member]
Business Acquisition [Line Items]
Proceeds from revolving credit facility			23,800,000
Business Combination, Consideration Transferred			143,000,000
Payments to Acquire Businesses, Gross			112,500,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned			$ 30,500,000
Subsequent Event [Member] | PBF LLC [Member] | Limited Partner [Member] | Common Units [Member] | Delaware City Products Pipeline and Truck Rack [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares			1,288,420
Subsequent Event [Member] | Senior Secured Notes Issued in 2015 [Member]
Business Acquisition [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			6.875%																		6.875%
Subsequent Event [Member] | Senior Secured Notes Issued in 2015 [Member] | PBF LLC [Member] | Delaware City Products Pipeline and Truck Rack [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross			$ 88,000,000
Subsequent Event [Member] | Term Loan [Member]
Business Acquisition [Line Items]
Proceeds from revolving credit facility			$ 700,000

[1]	(a)The information presented includes the results of operations of our Predecessor for periods presented through May 13, 2014, of the West Ladder Rack through the DCR West Ladder Effective Date, of the Toledo Storage Facility through the Toledo Storage Facility Effective Date and of PBFX for the period beginning May 14, 2014, the date PBFX commenced operations.
[2]	Net income per unit is only calculated for the Partnership after the completion of the Offering as no units were outstanding prior to May 14, 2014. Net loss attributable to the DCR West Rack, Toledo Storage Facility and Delaware City Products Pipeline and Truck Rack prior to the DCR West Rack Effective Date, Toledo Storage Facility Effective Date and Delaware City Products Pipeline and Truck Rack Effective Date were allocated entirely to PBF GP as if only PBF GP had rights to that net loss, therefore there is no retrospective adjustment to previously reported net income per unit.
[3]	(a)The information presented includes the results of operations of PBF MLP Predecessor for periods presented through May 13, 2014 and of PBFX for the period beginning May 14, 2014, the date PBFX commenced operations.